Condensed financial information of the parent company - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary shares
Condensed balance sheet
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881
Ordinary shares, outstanding	168,755,154	190,243,651
Class B Ordinary shares
Condensed balance sheet
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172
Parent Company | Class A Ordinary shares
Condensed balance sheet
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881
Ordinary shares, outstanding	168,755,154	190,243,651
Parent Company | Class B Ordinary shares
Condensed balance sheet
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172